Note 1 - Description of Plan 1 (Details Textual) - EBP 27-1560715 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP Age Requirement	21
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%
EBP, Annual Deferral Increase Percent	1.00%
EBP, Automatic Enrollment, Max Percentage Per Employee	10.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500	$ 23,000
EBP, Minimum Age for Voluntary Catch-up Contributions	50
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP, Vesting Percentage Per Year	20.00%
EBP, Award Vesting Period (Year)	5 years
EBP, Award Vesting Percentage After Six Years of Services	100.00%
EBP, Maximum of Vested Value of Participant's Accounts Required to Make Lump Sum Cash Payments	$ 1,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	2,019
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	2,057
EBP, Forfeited Nonvested Account	4,681	$ 7,148
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Minimum [Member]
EBP, Note Receivable From Participant, Term (Year)	1 year
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Note Receivable From Participant, Term (Year)	5 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%